Borrowings and other financial liabilities	12 Months Ended
Jun. 30, 2026
Borrowings And Other Financial Liabilities
Borrowings and other financial liabilities

33. Borrowings and other financial liabilities

(a) Borrowings

Current

	2026 USD	2025 USD
Promissory notes	18,443,032	1,443,925
Insurance premium funding	217,917	–
Short-term borrowings from banks	2,252,236	–
Loans from external parties	444,707	195,499
Current maturities of long-term debt	252,806	–
Long-term borrowings from banks	1,714,361	–
Convertible notes	6,869	49,355
SAFE notes	–	1,929,667
	23,331,928	3,618,446

The long-term borrowings from banks of USD 1,714,361 and the current maturities of long-term debt of USD 252,806 comprise principally a loan against property to VIS Networks Private Limited from Kotak Mahindra Bank Limited of USD 1,965,820 at 30 June 2026, sanctioned on 30 October 2022 for INR 249,300,000 and repayable in 120 monthly instalments, with interest at the Reserve Bank of India repo rate plus 2.65 percent, and secured by a registered mortgage over the investment property (Note 22). Under the terms of sanction the bank may withdraw the facility at any stage without notice, and the sanction stands revoked on any material change in the facts on which it was granted. At 30 June 2026 the Group therefore did not have the right to defer settlement of the loan for at least twelve months after the reporting date, and the whole of it is presented as current.

Borrowings are presented gross in the statement of cash flows, as proceeds from borrowings of USD 17,900,000 and repayment of borrowings of USD 2,190,392. The net cash flow of USD 15,709,608 is analysed by class of borrowing at Note 14.3.

(b) Other financial liabilities

Current

	2026 USD	2025 USD
Other payables — Braiin corporate sub-group	22,703	77,439
Deferred consideration on the acquisition of VIS Networks Private Limited, payable within twelve months	6,719,772	–
Other payables of the acquired sub-groups	2,631,821	–
Accruals payable	2,477,006	122,919
Interest payable	1,752	–
Salaries payable	134,131	–
Branch balances payable	–	–
Share application money payable	922	–
Related party loans and payables	39,619	14,565
	12,027,726	214,923

Non-current

	2026 USD	2025 USD
Deferred consideration on the acquisition of VIS Networks Private Limited, payable after more than twelve months	4,000,602	–
Security deposits on leases	48,845	–
	4,049,447	–

Deferred consideration

The consideration for the remaining 20.30 percent of VIS Networks Private Limited and VIS Global PTE Ltd is payable in cash to the vendors in two instalments, USD 7,200,000 twelve months and USD 4,800,000 twenty-four months after the acquisition date. The amounts are not contingent on future events. The liability was recognised at its present value discounted at 12 percent per annum, USD 10,255,102 (AUD 14,411,329 at the acquisition date), and is subsequently measured at amortised cost using the effective interest method. Interest of USD 445,940 was recognised in profit or loss in the period to 30 June 2026 (Note 11). The liability is payable in United States dollars and is carried by the Company in Australian dollars, its functional currency, and exchange differences of USD 19,332 arose on that translation, giving a carrying amount of USD 10,720,374 at 30 June 2026, of which USD 6,719,772 is current.

Promissory notes

Promissory notes are carried at amortised cost of USD 18,443,032 at 30 June 2026. The contractual amounts payable on them, presented undiscounted in the maturity analysis at Note 40, are USD 10,181,177 on the Streeterville notes and USD 10,521,600 on the Advaitha note purchase agreement. During the year the Group issued secured promissory notes to Streeterville Capital, LLC comprising a note of USD 7,115,000 dated 12 February 2026 maturing on 12 February 2027 and a note of USD 2,190,000 dated 10 March 2026 maturing on 10 March 2027. Both bear interest at a coupon of 9 percent per annum compounding daily, both are repayable in a single instalment at maturity, and both provide for a make-whole amount on early repayment. The notes contain a mandatory prepayment clause requiring 5 percent of the proceeds of each capital raising to be applied to each note within two trading days.

33.1 Streeterville Capital, LLC — secured promissory notes

During the year the Company issued two secured promissory notes to Streeterville Capital, LLC on materially identical terms.

	Note 1	Note 2
Date of issue	12 February 2026	10 March 2026
Maturity date	12 February 2027	10 March 2027
Original principal	7,115,000	2,190,000
Original issue discount	(585,000)	(180,000)
Transaction expense amount	(30,000)	(10,000)
Purchase price received in cash	6,500,000	2,000,000

The principal terms of the two notes are identical and are set out below.

Term	Position
Coupon	9% per annum on the outstanding balance, computed on a 360-day year of twelve 30-day months, compounding daily and not payable periodically

Default rate	The lesser of 22% per annum and the maximum rate permitted by law

Repayment profile	A single bullet at maturity of principal, accrued interest, fees and charges. Nothing amortises and no interest is payable before maturity

Prepayment	Permitted, subject to a make-whole under which interest that would have accrued to maturity is payable on any amount repaid early, including on acceleration, change of control, asset sale or refinancing

Mandatory prepayment	On receipt of the proceeds of any fundraising or financing transaction, the lesser of 5% of the amount raised and the outstanding balance, within two trading days

Trigger events	Non-payment within one day, insolvency, an unvacated money judgment exceeding USD 250,000 for 20 days, and breach of any other financing agreement exceeding USD 500,000, which operates as a cross-default

Effect of a trigger event	The lender may increase the outstanding balance by 20% for each major trigger event and 5% for each minor one, in each case up to twice

Security	Security Agreement and Intellectual Property Security Agreement, both dated 12 February 2026, described below

Carrying amount at 30 June 2026	USD 8,662,042 for the two notes combined

Measurement at amortised cost

Each note was recognised initially at the cash proceeds received less the placement fee paid to Maxim Group LLC, being a transaction cost directly attributable to the issue of the note, and is subsequently measured at amortised cost using the effective interest method. Because the original issue discount, the transaction expense amount and the placement fee are deducted in arriving at the initial carrying amount while interest accretes on the full principal, the effective rate materially exceeds the 9 percent coupon.

USD unless stated	Note 1	Note 2
Proceeds on issue	6,500,000	2,000,000
Placement fee — Maxim Group LLC	(455,000)	(140,000)
Initial carrying amount	6,045,000	1,860,000
Amount payable at maturity	7,784,962	2,396,215
Effective interest rate, per annum	28.78%	28.83%
Days from issue to 30 June 2026	138	112
Interest accreted to 30 June 2026	606,698	150,344
Carrying amount at 30 June 2026	6,651,698	2,010,344

The two notes carry an aggregate amount at maturity of approximately USD 10,181,000, of which USD 8,500,000 was received in cash and USD 595,000 was paid to Maxim Group LLC as placement agent. The carrying amount of the two notes at 30 June 2026 is USD 8,662,042 and the interest accreted on them to that date is USD 757,042. No interest was paid in cash. The interest is recognised by Braiin Limited in Australian dollars, its functional currency, and translated into the presentation currency at the average rate for the period.

Security granted to Streeterville

The notes are secured by a Security Agreement and an Intellectual Property Security Agreement, both dated 12 February 2026 and both governed by the laws of the State of Utah. The debtors under each are Braiin Limited, Braiin LLC, Raptor300 Inc, Connect Simple Pty Ltd and VIS Networks Private Limited. A guaranty is given by all subsidiaries of Braiin Limited.

Each debtor grants a first-position security interest which ranks pari passu with the security interests securing existing secured debt of that debtor in favour of a third party disclosed to Streeterville before the date of the agreement. The security interest secures all obligations owed to Streeterville of every kind, including future advances, so the same collateral secures both notes notwithstanding that the second note was issued on 10 March 2026.

The collateral is all assets of each debtor, whether then owned or afterwards acquired, and includes equity interests in all subsidiaries, customer accounts and rights under insurance contracts, goods and equipment, inventory, accounts receivable and general intangibles including all intellectual property, contract rights and royalties, and documents, cash, deposit accounts and investment property. Real property is expressly excluded. The intellectual property agreement grants security over the patents, patent applications and trademarks scheduled to it and is recordable with the United States Patent and Trademark Office.

Assets subject to the Streeterville security	USD
Total assets of the segments containing the debtor entities	188,972,682
Less goodwill recognised on consolidation	(143,427,134)
Less real property, expressly excluded from the collateral	(4,977,844)
Indicative carrying amount of assets pledged	40,567,704

33.2 Advaitha Pty Ltd — note purchase agreement

On 11 March 2025 the Company entered into a binding term sheet with TWCC VIC Pty Limited, an entity associated with the Saligrama Family Trust, for a secured non-convertible debenture facility of up to USD 14.4 million. On 11 February 2026, in substitution for that term sheet, the Company entered into a Note Purchase Agreement with Advaitha Pty Ltd as trustee for the Advaitha Family Trust. Advaitha is a related party. Refer to Note 42.

Term	Position
Effective date	11 February 2026

Principal	USD 12,000,000, inclusive of the original issue discount and the transaction expense amount

Cash purchase price	USD 9,370,000, being principal of USD 12,000,000 less an original issue discount of USD 2,600,000 and a transaction expense amount of USD 30,000, both deemed fully earned and non-refundable at closing

Coupon	Approximately 14% per annum

Tenor	Twelve months from Month 1, being March 2026, with principal amortisation commencing in Month 10

Use of proceeds	To fund the cash component of the VIS Networks acquisition and to refinance commercial property indebtedness of VIS Networks

Security	First-priority security interests over the assets of the Company, Raptor300 Inc, Braiin LLC, Connect Simple Pty Ltd and VIS Networks Private Limited; the intellectual property of those entities under an Intellectual Property Security Agreement; a pledge of equity interests in specified subsidiaries; and a guaranty from the subsidiaries

Carrying amount at 30 June 2026	USD 9,780,990, being promissory notes of USD 18,443,032 less the Streeterville notes

On 12 March 2026 the Company, Advaitha and Mr Saligrama as trustee for the Saligrama Family Trust entered into a Deed of Variation and Set-Off which removed the make-whole and non-circumvention provisions and all early repayment penalties, permitting prepayment at any time without premium or break cost; capitalised a further advance of USD 200,000 from the Saligrama Family Trust into the principal, bringing the revised principal to USD 12,200,000; replaced the repayment schedule with a Month 1 principal reduction of USD 2,600,000, monthly interest of USD 115,200 from Month 2, and amortisation of the remaining USD 9,600,000 over Months 10 to 12, giving total interest over the term of USD 1,267,200; reduced the major trigger threshold from 25 percent to 20 percent and the minor trigger from 10 percent to 5 percent; and set off the USD 200,000 additional amount and a director’s loan against the USD 322,524.59 then outstanding under a promissory note dated 20 March 2025, leaving a net USD 122,524.59 plus the director’s loan payable on or before 31 March 2026.

Modification of the note purchase agreement

The Group assessed the Deed of Variation and Set-Off under IFRS 9 paragraphs 3.3.2 and B3.3.6. Under the original note, the Company received USD 9,370,000, being the principal of USD 12,000,000 less the original issue discount of USD 2,600,000 and the transaction expense amount of USD 30,000, and was to repay USD 2,600,000 in Month 1, interest of USD 140,000 a month from Month 2 and the balance of USD 9,400,000 in Months 10 to 12, giving an original effective interest rate of 4.58 percent per month (71.2 percent per annum). Discounted at that rate, the present value of the cash flows under the varied terms at the date of the variation was USD 9,710,812, compared with USD 9,799,227 for the remaining cash flows under the original terms, a difference of 0.9 percent; excluding the USD 200,000 added to principal in settlement of the Saligrama promissory note, the difference was 2.1 percent. The lender, currency, security and maturity date were unchanged, and the removal of the make-whole and the reduction in the trigger percentages were not considered to change the nature of the instrument. The variation was therefore accounted for as a modification of the existing liability and not as an extinguishment.

Interest of USD 345,600 was paid in cash during the year, being three monthly instalments of USD 115,200 for April, May and June 2026. The Month 1 principal reduction of USD 2,600,000 was settled by way of set-off against amounts owing to the Company and did not involve any payment of cash. It is accordingly excluded from the consolidated statement of cash flows and is disclosed as a non-cash financing transaction at Note 14.

33.3 Settlement of borrowings outstanding at 30 June 2025

All borrowings outstanding at 30 June 2025 other than one convertible note were settled between 12 February and 13 March 2026, the cash settlements from the proceeds of the Nasdaq listing and the Simple Agreements for Future Equity by the issue of ordinary shares on listing.

	At 30 Jun 2025 principal	At 30 Jun 2025 accrued interest	Principal settled	Interest paid
Karmic Trading loan facility	163,861	42,106	170,125	41,830
Convertible notes — two holders	39,327	10,028	36,268	11,787
Promissory notes — seven holders	1,154,188	318,714	1,154,188	468,113
SAFE instruments — Braiin LLC	875,000	–	Converted	–
SAFE instruments — Raptor300 Inc	1,054,667	–	Converted	–

The Karmic Trading facility was drawn in two instalments in February and June 2023, bore interest at 18 percent per annum payable quarterly in arrears, was unsecured, and was repaid in full on 13 February 2026. The convertible notes were issued on 25 October 2022 to nine holders and bore interest at 10 percent per annum calculated daily; the note held by Shaishav and Vioshi Patel was repaid on 15 February 2026 and a single note held by 5K Enterprises Pty Ltd remains outstanding at 30 June 2026, with a carrying amount of USD 6,869 and accrued interest of USD 1,752. The Karmic facility and the convertible notes are denominated in Australian dollars; the balances at 30 June 2025 above are translated at the closing rate at that date and the amounts settled are the United States dollar amounts applied on settlement. The promissory notes were unsecured obligations of Braiin LLC held by seven investors and were repaid between 12 February and 13 March 2026, including a note of USD 243,000 advanced by Chetan V Saligrama as trustee for the Saligrama Trust and repaid to Advaitha Pty Ltd, being a related party transaction.

Each cash-settled liability was discharged for its carrying amount plus accrued interest. No terms were modified prior to settlement, no equity instruments were issued in settlement and no consideration other than cash was given, so the liabilities were derecognised under IFRS 9 paragraph 3.3.1 with no gain or loss on extinguishment.

Total cash applied to these settlements was USD 1,882,310, comprising USD 1,622,301 on the Braiin LLC promissory notes, USD 211,955 on the Karmic facility and USD 48,055 on the Patel convertible note. The Karmic and Patel obligations were those of Braiin Limited but were funded from the Braiin LLC bank account and recognised as movements in the intercompany loan account; they remain cash outflows of the Group.

33.4 Conversion of the Simple Agreements for Future Equity

The Simple Agreements for Future Equity issued by Braiin LLC and Raptor300 Inc were non-interest-bearing and carried no obligation to pay interest. Admission to quotation on The Nasdaq Global Market on 12 February 2026 was a Liquidity Event under section 2 of each instrument and all holders elected conversion under section 1(b). The instruments carried a discount rate of 70 percent, giving a liquidity price of USD 7.1190 per share against the listing price of USD 10.17.

	Carrying amount USD	Fair value of shares issued USD	Loss on extinguishment USD
Braiin LLC round	1,250,000	1,785,811	535,811
Raptor300 Inc round	1,054,667	1,506,828	452,161
	2,304,667	3,292,639	987,972

The carrying amount at conversion of USD 2,304,667 comprises USD 1,929,667 outstanding at 30 June 2025 and USD 375,000 raised during the year, being USD 175,000 from Ragur Kuppuswamy Padmanabhan on 28 August 2025 and USD 200,000 from Renuka Ragur on 19 September 2025. Extinguishment by the issue of equity instruments requires the equity issued to be measured at fair value, with the difference from the carrying amount of the liability recognised in profit or loss. The loss arises from the contractual 30 percent discount to the listing price, which required more shares to be issued than the carrying amount of the liability would otherwise support.

Of the total loss of USD 987,972, the amount of USD 452,161 arising in Raptor300 Inc is presented as loss on conversion of SAFE notes and the amount of USD 535,811 arising in Braiin LLC is presented within remeasurement of financial items at Note 9(e). Both are recognised in profit or loss.

Defaults and breaches

No default of principal, interest or redemption terms, and no breach of any other term of a loan agreement that would permit the lender to demand accelerated repayment, occurred during the year or in the period to the date these consolidated financial statements were authorised for issue.